UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   MARCH 31,

Date of reporting period:  SEPTEMBER 30, 2006




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORTS FOR PERIOD ENDED SEPTEMBER 30, 2006

                         Tax Exempt Long-Term Fund



[LOGO OF USAA]
   USAA(R)

                           USAA TAX EXEMPT
                                 LONG-TERM Fund

                                     [GRAPHIC OF USAA TAX EXEMPT LONG-TERM FUND]

                        S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    SEPTEMBER 30, 2006

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   1

MANAGERS' COMMENTARY                                                         4

FUND RECOGNITION                                                             6

INVESTMENT OVERVIEW                                                          8

SHAREHOLDER VOTING RESULTS                                                  14

FINANCIAL INFORMATION

    Portfolio of Investments                                                15

    Notes to Portfolio of Investments                                       32

    Financial Statements                                                    34

    Notes to Financial Statements                                           37

EXPENSE EXAMPLE                                                             47

ADVISORY AGREEMENT                                                          49

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2006, USAA. All rights reserved.

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                         "

                                            THE QUESTION REMAINS: CAN THE
[PHOTO OF CHRISTOPHER W. CLAUS]             FED ENGINEER A 'SOFT LANDING'
                                               FOR THE U.S. ECONOMY?

                                                         "

                                                                    October 2006
--------------------------------------------------------------------------------

         During the third quarter of 2006, the bond market reached an inflection point. The Federal Reserve Board (the Fed) announced that it would pause in its campaign of raising short-term interest rates - a tightening cycle it began in June 2004 in an attempt to slow U.S. economic growth and harness inflation. Although Fed governors remained nervous about inflation, they held rates steady at 5.25% to determine if the "lag effect" of previous rate increases could slow inflation to their comfort zone of 2% annually.

         In response, longer-term bonds rallied. Fixed-income investors seem convinced that the Fed will control inflation and that it will eventually have to start lowering rates to keep the economy from slowing too much. Yields on longer-maturity bonds fell as prices rose. (Bond prices and yields move in opposite directions.) At one point, the yield on a 10-year Treasury was as low as 4.6%.

         The Fed's rate-tightening cycle is only one of the factors that could help keep inflation in check. Another is the recent decline in oil and gasoline prices, where demand has fallen relative to supply. Two other factors are the cooling housing market and the continued importing of inexpensive retail goods and services from overseas.

         The question remains: Can the Fed engineer a "soft landing" for the U.S. economy? If it does, the economy could continue to grow at a healthy clip without causing inflation to rise above the Fed's comfort zone. However, in the past, the Fed has tended to overshoot the mark in rate-tightening cycles, tipping the economy into a recession - sometimes referred to as a "hard landing."

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         from the PRESIDENT

         Although equity investors should be concerned about a hard-landing scenario, bond investors have the potential to benefit whatever the outcome. In fact, they may feel protected from the risk of inflation because of the Fed's commitment to controlling it. Inflation is one of the worst enemies of a fixed-income investor, because it erodes the purchasing power of both yield and principal. If inflation remains tame and the economy weakens, the Fed could start easing rates. Short-term yields will fall, making longer-term bonds more attractive. Money market funds, however, continue to be an excellent choice for investors seeking liquidity and relative safety.

         Overall, we are pleased with the performance of your tax-exempt bond funds, all of which are four- and five-star overall rated by Morningstar Ratings(TM) (see facing page), and with the strong yields on your tax-exempt money market funds. We believe that USAA offers an exceptional value to our members and shareholders who desire tax-exempt income that is not subject to the alternative minimum tax (AMT) for individual taxpayers.

         On behalf of all of us at USAA Investment Management, thank you for the opportunity to serve your investment needs. We appreciate your business.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board

         AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

         As interest rates rise, existing bond prices fall. o Some income may be subject to state or local taxes or the federal alternative minimum tax.

 . . . C O N T I N U E D
========================--------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                           MORNINGSTAR RATINGS(TM)                                 # funds
                         for period ending 9/30/2006                                  in        # funds    # funds
USAA                                                            Rating              Overall/       in         in
Fund Name                Overall   3-Year   5-Year   10-Year    Category             3-Year      5-Year    10-Year
------------------------------------------------------------------------------------------------------------------
CALIFORNIA BOND           ****       4        4        4        Muni California        162        142        116
                                                                 Long

FLORIDA TAX-FREE          ****       4        4        4        Muni Florida            90         89         79
  INCOME

NEW YORK BOND             ****       4        4        5        Muni New York          121        105         86
                                                                 Long

TAX EXEMPT                *****      5        5        5        Muni National          286        267        199
  LONG-TERM                                                      Long

TAX EXEMPT                *****      5        5        5        Muni National          234        187        120
  INTERMEDIATE-TERM                                              Intermediate

TAX EXEMPT                ****       4        4        4        Muni National          122         86         58
  SHORT-TERM                                                     Short

VIRGINIA BOND             *****      5        5        5        Muni Single State      307        273        214
                                                                 Intermediate
------------------------------------------------------------------------------------------------------------------

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF ROBERT R. PARISEAU]             [PHOTO OF JOHN C. BONNELL]
ROBERT R. PARISEAU, CFA                   JOHN C. BONNELL, CFA
   USAA Investment Management Company        USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM APRIL 1, 2006, TO SEPTEMBER 30, 2006?

         Your USAA Tax Exempt Long-Term Fund provided a total return of 3.28% versus an average of 3.21% for the 258 funds in the Lipper General Municipal Debt Funds Average. This compares to a 3.44% return for the Lehman Brothers Municipal Bond Index and a 3.44% return for the Lipper General Municipal Debt Funds Index. The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 4.39%, above the 3.78% of the Lipper category average. We expect a nominal capital gain distribution to be paid in December 2006 for gains recognized during the fiscal year ended March 31, 2006.

WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THE PERIOD?

         Between June 2004 and June 2006, the Federal Reserve Board (the Fed) raised the federal funds rate from 1.00% to 5.25%, largely to contain inflationary pressures. Although the inflation rate continued to increase, the rapid deceleration of the housing market slowed the economy just as commodity prices, especially energy, began to fall. Since June, both short- and long-term interest rates declined in anticipation of the Fed's ending its "tightening" cycle. At the August meeting, the Fed decided to keep rates steady and assess the strength of inflationary pressures at subsequent meetings.

         Longer maturity bonds again greatly outperformed short-term bonds for the calendar and fiscal year-to-date.

         REFER TO PAGES 11 AND 12 FOR BENCHMARK DEFINITIONS.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING?

         The Fund remains fully invested in a diversified portfolio of longer-term, primarily investment-grade municipal bonds that are not subject to the federal alternative minimum tax (AMT) for individuals.

         We invest with an income orientation because OVER TIME income usually provides the majority of a bond's total return. We attempt to achieve the optimum balance between higher income and the potential for price volatility. We focus on 15- to 30-year maturities for new investments, leaning toward those that fit our market outlook. During the period, we added 25- to 30-year bonds to increase the Fund's sensitivity to interest rates. With credit spreads for certain sectors near their long-term average, we bought better-quality, medium-grade securities (rated BBB and A). The Fund's performance was enhanced by our holdings in mid-grade securities and longer-term, high-grade maturities.

WHAT IS THE OUTLOOK?

         Market expectations for inflation and economic growth largely determine the direction of LONG-TERM rates. Both appear to have peaked, so we believe that interest rates are near their highs for this economic cycle. At this time, we do not anticipate an economic "hard landing." Weak housing markets may eventually have an adverse impact on consumer spending and remain the wild card for the economic outlook and Fed policy.

         We believe that within the next six months or so the Fed will consider lowering the federal funds rate. Regardless of the Fed's timing, we believe that investors should remain focused on their investment goals and portfolios' asset allocation.

         We appreciate your trust and continue to work hard on your behalf.

6

 F U N D
========------------------------------------------------------------------------
         RECOGNITION

                         USAA TAX EXEMPT LONG-TERM FUND

--------------------------------------------------------------------------------

                         OVERALL MORNINGSTAR RATING(TM)
               out of 286 municipal national long-term bond funds
                    for the period ending September 30, 2006:

                                 OVERALL RATING
                                *   *   *   *   *

             3-YEAR                  5-YEAR                10-YEAR
            * * * * *               * * * * *             * * * * *
        out of 286 funds        out of 267 funds       out of 199 funds

      The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR.

 . . . C O N T I N U E D
========================--------------------------------------------------------

USAA TAX EXEMPT LONG-TERM FUND

 [LOGO OF LIPPER LEADER]     [LOGO OF LIPPER LEADER]     [LOGO OF LIPPER LEADER]
     TOTAL RETURN               CONSISTENT RETURN                EXPENSE

The Fund is listed as a Lipper Leader for Total Return, Consistent Return, and Expense of 247, 238, and 251 funds, respectively, within the Lipper General Municipal Debt Funds category for the overall period ending September 30, 2006. The Fund received a Lipper Leader rating for Total Return among 247, 220, and 145 funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers.

LIPPER RATINGS FOR CONSISTENT RETURN REFLECT FUNDS' HISTORICAL RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS AS OF SEPTEMBER 30, 2006. LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF SEPTEMBER 30, 2006. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN, CONSISTENT RETURN, AND EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. THE FUND RECEIVED A LIPPER LEADER RATING FOR CONSISTENT RETURN AMONG 212 FUNDS FOR THE FIVE-YEAR PERIOD AND A SCORE OF 2 AMONG 237 AND 115 FUNDS FOR THE THREE- AND 10-YEAR PERIODS, RESPECTIVELY. THE FUND RECEIVED A LIPPER LEADER RATING FOR EXPENSE AMONG 251, 226, AND 146 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2006, REUTERS, ALL RIGHTS RESERVED.

8

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA TAX EXEMPT LONG-TERM FUND (Ticker Symbol: USTEX)

OBJECTIVE
--------------------------------------------------------------------------------

         Interest income that is exempt from federal income tax.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests primarily in investment-grade tax-exempt securities. The dollar-weighted average portfolio maturity for the Fund is 10 years or more.

----------------------------------------------------------------------------------------------------
                                                              9/30/06                    3/31/06
----------------------------------------------------------------------------------------------------
Net Assets                                               $2,385.4 Million           $2,382.9 Million
Net Asset Value Per Share                                    $14.08                     $13.94
Tax-Exempt Dividends Per Share Last 12 Months                $0.618                     $0.618
Capital Gain Distributions Per Share Last 12 Months          $0.0322                    $0.0322

----------------------------------------------------------------------------------------------------
                                                              9/30/06                      3/31/06
----------------------------------------------------------------------------------------------------
Dollar-Weighted Average Portfolio Maturity                   16.7 Years                   15.7 Years

         DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

---------------------------------------------------------------------------
          SIX-MONTH TOTAL RETURN AND 30-DAY SEC YIELD* AS OF 9/30/06
---------------------------------------------------------------------------

3/31/06 TO 9/30/06                   30-DAY SEC YIELD
     3.28%**                               3.71%

 *CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION. **TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
  SIX-MONTH RETURN IS CUMULATIVE.

         NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING SEPTEMBER 30, 2006

----------------------------------------------------------------------------------------------------
                  TOTAL RETURN          =          DIVIDEND RETURN          +          PRICE CHANGE
----------------------------------------------------------------------------------------------------
10 YEARS             5.92%              =               5.30%               +             0.62%
5 YEARS              5.78%              =               4.78%               +             1.00%
1 YEAR               4.24%              =               4.51%               +            (0.27%)

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDING SEPTEMBER 30, 2006

             [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

----------------------------------------------------------------------------------------------
                     TOTAL RETURN            DIVIDEND RETURN            CHANGE IN SHARE PRICE
----------------------------------------------------------------------------------------------
9/30/1997               10.02%                    6.17%                         3.85%
9/30/1998                9.32%                    5.83%                         3.49%
9/30/1999               (3.23)%                   5.19%                        (8.42)%
9/30/2000                4.60%                    5.98%                        (1.38)%
9/30/2001               10.18%                    5.83%                         4.35%
9/30/2002                9.25%                    5.38%                         3.87%
9/30/2003                4.71%                    4.85%                        (0.14)%
9/30/2004                6.02%                    4.73%                         1.29%
9/30/2005                4.77%                    4.49%                         0.28%
9/30/2006                4.24%                    4.51%                        (0.27)%
----------------------------------------------------------------------------------------------

                                       [END CHART]

         TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
TAXABLE EQUIVALENT ILLUSTRATION
--------------------------------------------------------------------------------

To match the USAA Tax Exempt Long-Term Fund's Dividend Return on Page 9, and
assuming marginal federal tax rates of:   25.00%    28.00%    33.00%    35.00%

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

                      DIVIDEND
 PERIOD                RETURN
--------              --------
10 Years                5.30%              7.07%     7.36%     7.91%     8.15%
5 Years                 4.78%              6.37%     6.64%     7.13%     7.35%
1 Year                  4.51%              6.01%     6.26%     6.73%     6.94%

To match the USAA Tax Exempt Long-Term Fund's closing 30-day SEC Yield of 3.71%,

A FULLY TAXABLE INVESTMENT MUST PAY:       4.95%     5.15%     5.54%     5.71%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                      USAA TAX EXEMPT          LEHMAN BROTHERS MUNICIPAL          LIPPER GENERAL MUNICIPAL
                      LONG-TERM FUND                  BOND INDEX                      DEBT FUNDS INDEX
                      ---------------          -------------------------          ------------------------
09/30/96                $10,000.00                    $10,000.00                         $10,000.00
10/31/96                 10,124.59                     10,113.01                          10,111.32
11/30/96                 10,300.98                     10,298.26                          10,288.42
12/31/96                 10,268.53                     10,254.77                          10,245.51
01/31/97                 10,280.43                     10,274.18                          10,244.00
02/28/97                 10,384.07                     10,368.52                          10,334.03
03/31/97                 10,264.40                     10,230.20                          10,206.54
04/30/97                 10,353.73                     10,315.95                          10,294.35
05/31/97                 10,519.86                     10,471.22                          10,442.15
06/30/97                 10,634.92                     10,582.76                          10,565.73
07/31/97                 10,930.24                     10,875.86                          10,882.63
08/31/97                 10,836.00                     10,773.90                          10,758.82
09/30/97                 11,002.16                     10,901.65                          10,894.02
10/31/97                 11,069.86                     10,971.92                          10,966.30
11/30/97                 11,158.35                     11,036.53                          11,028.90
12/31/97                 11,334.79                     11,197.46                          11,207.63
01/31/98                 11,441.96                     11,312.93                          11,315.38
02/28/98                 11,453.35                     11,316.37                          11,315.23
03/31/98                 11,499.69                     11,326.44                          11,327.09
04/30/98                 11,412.69                     11,275.34                          11,258.23
05/31/98                 11,610.49                     11,453.70                          11,440.95
06/30/98                 11,666.52                     11,498.91                          11,482.00
07/31/98                 11,694.76                     11,527.65                          11,504.48
08/31/98                 11,890.42                     11,705.77                          11,683.79
09/30/98                 12,028.05                     11,851.71                          11,822.49
10/31/98                 11,970.56                     11,851.46                          11,779.36
11/30/98                 12,000.55                     11,892.98                          11,818.94
12/31/98                 12,011.93                     11,922.96                          11,839.64
01/31/99                 12,105.69                     12,064.71                          11,968.87
02/28/99                 12,047.91                     12,012.14                          11,901.30
03/31/99                 12,071.98                     12,028.60                          11,906.32
04/30/99                 12,092.13                     12,058.57                          11,939.49
05/31/99                 12,011.12                     11,988.80                          11,854.28
06/30/99                 11,852.79                     11,816.33                          11,666.47
07/31/99                 11,862.38                     11,859.32                          11,687.63
08/31/99                 11,681.25                     11,764.25                          11,548.42
09/30/99                 11,639.69                     11,769.16                          11,518.44
10/31/99                 11,478.71                     11,641.65                          11,358.25
11/30/99                 11,538.59                     11,765.47                          11,466.42
12/31/99                 11,406.39                     11,677.77                          11,357.29
01/31/00                 11,309.91                     11,626.91                          11,266.21
02/29/00                 11,466.63                     11,762.03                          11,425.76
03/31/00                 11,715.41                     12,019.02                          11,676.21
04/30/00                 11,631.30                     11,948.02                          11,596.08
05/31/00                 11,563.82                     11,885.86                          11,518.37
06/30/00                 11,872.43                     12,200.82                          11,815.11
07/31/00                 12,051.77                     12,370.59                          11,979.84
08/31/00                 12,241.01                     12,561.24                          12,168.48
09/30/00                 12,175.13                     12,495.89                          12,092.85
10/31/00                 12,301.91                     12,632.24                          12,218.79
11/30/00                 12,417.56                     12,727.81                          12,299.86
12/31/00                 12,787.92                     13,042.29                          12,617.58
01/31/01                 12,802.95                     13,171.51                          12,711.71
02/28/01                 12,919.41                     13,213.28                          12,771.04
03/31/01                 13,043.52                     13,331.70                          12,878.33
04/30/01                 12,773.73                     13,187.24                          12,697.72
05/31/01                 12,939.96                     13,329.24                          12,842.96
06/30/01                 13,075.18                     13,418.42                          12,949.96
07/31/01                 13,333.47                     13,617.18                          13,153.98
08/31/01                 13,569.34                     13,841.49                          13,390.59
09/30/01                 13,414.83                     13,795.05                          13,280.20
10/31/01                 13,586.24                     13,959.42                          13,418.84
11/30/01                 13,467.28                     13,841.73                          13,281.80
12/31/01                 13,342.24                     13,710.79                          13,141.17
01/31/02                 13,529.71                     13,948.61                          13,345.72
02/28/02                 13,709.55                     14,116.65                          13,507.63
03/31/02                 13,440.08                     13,840.02                          13,251.05
04/30/02                 13,702.92                     14,110.51                          13,491.81
05/31/02                 13,795.44                     14,196.25                          13,575.70
06/30/02                 13,922.09                     14,346.37                          13,706.10
07/31/02                 14,104.63                     14,530.88                          13,881.64
08/31/02                 14,291.97                     14,705.55                          14,018.09
09/30/02                 14,660.42                     15,027.64                          14,317.25
10/31/02                 14,360.76                     14,778.52                          14,012.88
11/30/02                 14,293.56                     14,717.10                          13,961.09
12/31/02                 14,637.05                     15,027.64                          14,274.68
01/31/03                 14,580.68                     14,989.56                          14,186.41
02/28/03                 14,842.25                     15,199.13                          14,402.72
03/31/03                 14,886.76                     15,208.22                          14,379.11
04/30/03                 15,052.83                     15,308.70                          14,509.19
05/31/03                 15,437.93                     15,667.15                          14,854.64
06/30/03                 15,300.06                     15,600.57                          14,777.18
07/31/03                 14,771.41                     15,054.67                          14,273.60
08/31/03                 14,930.71                     15,166.94                          14,378.71
09/30/03                 15,350.37                     15,612.86                          14,801.16
10/31/03                 15,292.45                     15,534.24                          14,747.63
11/30/03                 15,491.87                     15,696.14                          14,915.01
12/31/03                 15,664.22                     15,826.11                          15,037.15
01/31/04                 15,712.76                     15,916.77                          15,087.81
02/29/04                 16,027.86                     16,156.31                          15,325.27
03/31/04                 15,930.09                     16,100.04                          15,236.72
04/30/04                 15,543.61                     15,718.75                          14,895.43
05/31/04                 15,520.50                     15,661.75                          14,847.33
06/30/04                 15,603.12                     15,718.75                          14,897.22
07/31/04                 15,813.34                     15,925.61                          15,079.25
08/31/04                 16,145.99                     16,244.75                          15,361.64
09/30/04                 16,275.04                     16,330.99                          15,450.26
10/31/04                 16,416.09                     16,471.52                          15,574.67
11/30/04                 16,267.92                     16,335.65                          15,458.65
12/31/04                 16,541.35                     16,535.15                          15,659.05
01/31/05                 16,714.45                     16,689.68                          15,813.81
02/28/05                 16,658.89                     16,634.16                          15,773.39
03/31/05                 16,519.96                     16,529.25                          15,654.47
04/30/05                 16,818.97                     16,789.92                          15,898.46
05/31/05                 16,960.99                     16,908.58                          16,022.27
06/30/05                 17,070.04                     17,013.49                          16,121.66
07/31/05                 16,988.46                     16,936.59                          16,063.93
08/31/05                 17,169.94                     17,107.58                          16,228.20
09/30/05                 17,055.96                     16,992.36                          16,112.83
10/31/05                 16,932.94                     16,889.17                          16,015.81
11/30/05                 16,994.77                     16,970.25                          16,088.69
12/31/05                 17,173.24                     17,116.18                          16,238.74
01/31/06                 17,195.18                     17,162.37                          16,282.49
02/28/06                 17,344.52                     17,277.60                          16,410.35
03/31/06                 17,215.01                     17,158.44                          16,315.70
04/30/06                 17,188.05                     17,152.54                          16,300.84
05/31/06                 17,264.24                     17,228.95                          16,383.14
06/30/06                 17,158.82                     17,164.09                          16,317.38
07/31/06                 17,381.49                     17,368.25                          16,515.88
08/31/06                 17,646.88                     17,625.97                          16,761.41
09/30/06                 17,777.37                     17,748.57                          16,877.39

                                   [END CHART]

           DATA FROM 9/30/96 THROUGH 9/30/06.

The graph illustrates the comparison of a $10,000 investment in the USAA Tax Exempt Long-Term Fund to the following benchmarks:

         o The broad-based Lehman Brothers Municipal Bond Index is an unmanaged index that tracks total return performance for the investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman index, because funds have expenses.

         o The Lipper General Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within the Lipper General Municipal Debt Funds category.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

               12-MONTH DIVIDEND YIELD COMPARISON

         [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                  USAA TAX EXEMPT      LIPPER GENERAL MUNICIPAL
                  LONG-TERM FUND         DEBT FUNDS AVERAGE
9/30/1997              5.67%                   4.89%
9/30/1998              5.40                    4.53
9/30/1999              5.82                    4.74
9/30/2000              5.84                    4.81
9/30/2001              5.40                    4.49
9/30/2002              4.87                    4.19
9/30/2003              4.70                    4.01
9/30/2004              4.52                    3.90
9/30/2005              4.40                    3.80
9/30/2006              4.39                    3.78

                          [END CHART]

         THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 9/30/97 TO 9/30/06.

         THE LIPPER GENERAL MUNICIPAL DEBT FUNDS AVERAGE IS AN AVERAGE PERFORMANCE LEVEL OF ALL GENERAL MUNICIPAL DEBT FUNDS, REPORTED BY LIPPER INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

-------------------------------------------------------
                      TOP 10 INDUSTRIES
                      (% Of Net Assets)
-------------------------------------------------------

Escrowed Bonds                                    22.6%

Hospital                                          19.8%

General Obligation                                15.2%

Special Assessment/Tax/Fee                         9.4%

Education                                          5.6%

Water/Sewer Utility                                5.2%

Casinos & Gaming                                   3.2%

Nursing/CCRC                                       2.9%

Appropriated Debt                                  1.8%

Airport/Port                                       1.7%

                    PORTFOLIO RATINGS MIX
                           9/30/06

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                  53%
AA                                                   14%
A                                                    17%
BBB                                                  14%
Below Investment-Grade                                1%
Securities with Short-Term Investment-Grade Ratings   1%

                        [END CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc. If unrated by these agencies, USAA Investment Management Company must determine theequivalentrating.

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 15-31.

14

 S H A R E H O L D E R
======================----------------------------------------------------------
                       Voting RESULTS

         On July 19, 2006, a meeting of shareholders was held to vote on a number of proposals relating to USAA mutual funds. Shareholders of record on May 26, 2006, were entitled to vote on each proposal shown below. All proposals were approved by the shareholders.

         The following proposals and voting results pertain to one or more series within USAA Tax Exempt Fund, Inc. (the Company). Votes shown for Proposal 1 are for the entire series of the Company. Votes shown for Proposal 2 are for the USAA Long-Term Fund.

PROPOSAL 1
--------------------------------------------------------------------------------

         Re-election of the Funds' Board of Trustees.

NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
      TRUSTEES                            FOR                    VOTES WITHHELD
--------------------------------------------------------------------------------
Richard A. Zucker                    2,163,420,153                 53,327,179
Barbara B. Dreeben                   2,160,043,095                 56,704,237
Robert L. Mason, Ph.D.               2,165,149,985                 51,597,347
Michael F. Reimherr                  2,165,100,631                 51,646,701
Christopher W. Claus                 2,165,230,174                 51,517,158

PROPOSAL 2
--------------------------------------------------------------------------------

         Approval of a reorganization plan for the Fund.

NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
   FOR                AGAINST              ABSTAIN             BROKER NON-VOTE*
--------------------------------------------------------------------------------
92,827,834           1,557,339            2,214,599               3,429,555

         *Broker "non-votes" (i.e., proxies from brokers or nominees indicating that such persons have not received instruction from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) are treated the same as abstentions and, as a result, had the effect of an "against" vote on the outcome of the proposals.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

         (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

         (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following: Du Pont (E.I.) Nemours & Co., Florida GO, Radiant Opto-Electronics Corp., Texas Permanent School Fund, or Utah GO.

         (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Assured

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

                Guaranty Corp., CIFG Assurance, N.A., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

         COP    Certificate of Participation
         CP     Commercial Paper
         EDA    Economic Development Authority
         EDC    Economic Development Corp.
         ETM    Escrowed to final maturity
         GO     General Obligation
         HUD    Housing and Urban Development
         IDA    Industrial Development Authority/Agency
         IDC    Industrial Development Corp.
         IDRB   Industrial Development Revenue Bond
         ISD    Independent School District
         MTA    Metropolitan Transportation Authority
         PCRB   Pollution Control Revenue Bond
         PRE    Prerefunded to a date prior to maturity
         RB     Revenue Bond
         SFH    Single-Family Housing

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL           MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY            VALUE
-----------------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (97.6%)

             ALABAMA (2.8%)
             Marshall County Health Care Auth. RB,
  $ 1,000       Series 2002A                                             6.25%         1/01/2022       $    1,098
    1,150       Series 2002A                                             5.75          1/01/2032            1,222
    1,500       Series 2002D                                             5.75          1/01/2032            1,594
    5,000    Montgomery BMC Special Care Facilities
                Financing Auth. RB, Series 2004A-2 (Baptist
                Health), 5.00%, 11/15/2007 (INS) (PRE)                   4.92(a)      11/15/2024            5,105
             Parks System Improvement Corp. GO,
    7,670       Series 2001C                                             5.00          6/01/2020            8,062
    7,805       Series 2001C                                             5.00          6/01/2021            8,204
    5,000    Private Colleges and Universities Facilities
                Auth. RB, Series 2006 (INS)                              4.75          9/01/2026            5,147
   15,000    Public School and College RB, Series 1999A (INS)            5.50          9/01/2029           15,854
             Univ. of Alabama at Birmingham Hospital RB,
   11,000       Series 2000A (INS) (PRE)                                 5.88          9/01/2031           12,030
    8,000       Series 2006A                                             5.00          9/01/2036            8,278
                                                                                                       ----------
                                                                                                           66,594
                                                                                                       ----------
             ALASKA (0.4%)
             Housing Finance Corp. RB,
    2,000       Series 2005A (INS)                                       5.00         12/01/2030            2,095
    4,000       Series 2005A (INS)                                       5.25         12/01/2034            4,269
    4,095    Municipality of Anchorage GO, Series 2001A (INS)            5.00          6/01/2019            4,304
                                                                                                       ----------
                                                                                                           10,668
                                                                                                       ----------
             ARIZONA (1.3%)
             Phoenix Civic Improvement Corp. RB,
    1,000       Series B, 5.50%, 7/01/2013 (INS)                         4.65(a)       7/01/2029              848
    1,500       Series B, 5.50%, 7/01/2013 (INS)                         4.66(a)       7/01/2030            1,273
   28,500    Univ. Medical Center Corp. Hospital RB, Series 2005         5.00          7/01/2035           29,106
                                                                                                       ----------
                                                                                                           31,227
                                                                                                       ----------
             ARKANSAS (0.0%)(b)
    1,000    Univ. of Arkansas Board of Trustees RB, Series 2004B (INS)  5.00         11/01/2028            1,057
                                                                                                       ----------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL           MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY            VALUE
-----------------------------------------------------------------------------------------------------------------
             CALIFORNIA (4.6%)
             Golden State Tobacco Securitization RB
                (State Appropriation Enhanced),
  $ 5,000       Series 2003B (PRE)                                       5.38%         6/01/2028       $    5,323
   11,800       Series 2003B (PRE)                                       5.50          6/01/2033           13,113
    2,000       Series 2005A, 4.55%, 6/01/2010 (INS)                     4.50(a)       6/01/2022            1,730
    5,000       Series 2005A, 4.60%, 6/01/2010 (INS)                     4.55(a)       6/01/2023            4,327
    5,000    San Francisco City and County Redevelopment
                Financing Auth. RB, Series 2006B (INS)                   4.88          8/01/2036            5,090
    5,015    Shasta Joint Powers Financing Auth. Lease RB,
                Series 2003A (INS)                                       5.00          4/01/2029            5,237
             State GO,
    8,100       Series 2003                                              5.00          2/01/2032            8,409
    8,910       Series 2004                                              5.50          4/01/2028            9,830
   10,000       Series 2004                                              5.00          3/01/2029           10,462
    8,910       Series 2004                                              5.50          4/01/2030            9,806
   17,960       Series 2004                                              5.00          2/01/2033           18,657
    5,000       Series 2005 (INS)                                        5.00          3/01/2033            5,232
    2,610    State Public Works Board Lease RB,
                Series 2006A                                             5.00          4/01/2030            2,723
    9,105    State Public Works Board Lease RB (Univ. of
                California), Series 2004F (The Regents of
                the Univ. of California)                                 5.00         11/01/2029            9,495
                                                                                                       ----------
                                                                                                          109,434
                                                                                                       ----------
             COLORADO (2.3%)
    3,195    Arkansas River Power Auth. RB,
                Series 2006 (INS)                                        5.25         10/01/2040            3,425
    3,500    Denver Convention Center Hotel Auth. RB,
                Series 2006 (INS)                                        4.75         12/01/2035            3,566
             Denver Health and Hospital Auth. RB,
    1,000       Series 2001A                                             6.00         12/01/2023            1,074
    3,730       Series 2001A                                             6.00         12/01/2031            3,984
    3,000       Series 2004A                                             6.25         12/01/2033            3,350
   10,000    E-470 Public Highway Auth. RB,
                Series 2006B (INS)                                       5.06(c)       9/01/2035            2,465
    1,000    Eagle Bend Metropolitan District No. 2 GO,
                Series 2003 (INS)                                        5.25         12/01/2023            1,061
             Health Facilities Auth. RB,
    4,000       Series 2002A (Covenant Retirement
                Communities, Inc.) (INS)                                 5.50         12/01/2027            4,283
    3,500       Series 2005 (The Evangelical Lutheran Good
                Samaritan Society Project)                               5.00          6/01/2029            3,598

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL           MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY            VALUE
-----------------------------------------------------------------------------------------------------------------
  $ 2,000       Series 2005 (The Evangelical Lutheran Good
                Samaritan Society Project)                               5.00%         6/01/2035       $    2,047
   10,000    State COP, Series 2005B (INS)                               5.00         11/01/2030           10,541
   11,480    Summit County Sports Facilities RB,
                Series 1990                                              7.88          9/01/2008           12,368
    2,000    Vista Ridge Metropolitan District GO,
                Series 2006A (INS)                                       5.00         12/01/2036            2,075
                                                                                                       ----------
                                                                                                           53,837
                                                                                                       ----------
             CONNECTICUT (3.3%)
    2,500    Health and Educational Facilities Auth. RB,
                Series 2005C (INS)                                       5.13          7/01/2030            2,633
             Mashantucket (Western) Pequot Tribe RB,
   64,950       Series 1997B(d)                                          5.75          9/01/2027           66,602
    1,500       Series 1999A(d)                                          5.50          9/01/2028            1,542
    7,500       Series 2006A(d)                                          5.50          9/01/2036            7,820
                                                                                                       ----------
                                                                                                           78,597
                                                                                                       ----------
             DISTRICT OF COLUMBIA (2.6%)
             GO,
   15,320       Series 1999A (INS) (PRE)                                 5.50          6/01/2029           16,224
   37,580       Series 1999A (INS)(e)                                    5.50          6/01/2029           39,517
    5,820    Housing Finance Auth. Modernization
                Program RB (HUD), Series A (INS)                         5.00          7/01/2025            6,151
                                                                                                       ----------
                                                                                                           61,892
                                                                                                       ----------
             FLORIDA (4.0%)
             Board of Education Public Education GO,
   15,665       Series 1998E (NBGA) (PRE)                                5.63          6/01/2025           16,926
    7,000       Series 1998E (NBGA) (PRE)                                5.63          6/01/2029            7,563
    8,225    Flagler County School Board COP,
                Series 2005A (INS)                                       5.00          8/01/2030            8,641
             Highlands County Health Facilities Auth. RB,
    8,925       Series 2005D                                             5.00         11/15/2035            9,196
   15,000       Series 2006C                                             5.25         11/15/2036           15,906
    4,500    Ocala Utility Systems RB, Series 2005A (INS)                5.00         10/01/2031            4,749
             Orange County Health Facilities Auth. RB,
    2,000       Series 2002 (PRE)                                        5.75         12/01/2027            2,224
   10,000       Series 2006B                                             4.75         11/15/2036           10,053
             Palm Beach County School Board COP,
    3,050       Series 2002C (INS)                                       5.00          8/01/2027            3,173
    7,000       Series 2006A (INS)                                       5.00          8/01/2031            7,415

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL           MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY            VALUE
-----------------------------------------------------------------------------------------------------------------
  $ 5,250    South Broward Hospital District RB, Series 2006 (INS)       5.00%         5/01/2035       $    5,534
    3,475    Volusia County School Board COP, Series 2006A (INS)         5.00          8/01/2028            3,666
                                                                                                       ----------
                                                                                                           95,046
                                                                                                       ----------
             GEORGIA (1.0%)
   12,000    Fayette County Public Facilities Auth. RB,
                Series 2000 (PRE)                                        5.88          6/01/2028           13,075
   10,000    Savannah EDA PCRB, Series 1995                              6.15          3/01/2017           11,325
                                                                                                       ----------
                                                                                                           24,400
                                                                                                       ----------
             ILLINOIS (8.9%)
    3,000    Chicago GO, Series A (INS)                                  5.25          1/01/2029            3,212
    5,000    Chicago Special Assessment Improvement
                Bonds, Series 2002                                       6.75         12/01/2032            5,417
             Chicago-O'Hare International Airport RB,
    3,445       Series 2001B (INS)                                       5.13          1/01/2020            3,617
    3,060       Series 2001B (INS)                                       5.13          1/01/2021            3,209
    5,000       Series 2005A (INS)                                       5.00          1/01/2029            5,274
    8,000       Series 2005A (INS)                                       5.00          1/01/2033            8,395
             Cook County GO,
    5,000       Series 2006A (INS)                                       4.75         11/15/2030            5,134
    5,000       Series 2006A (INS)                                       4.75         11/15/2031            5,130
             Finance Auth. RB,
   24,535       Series 2004 (SwedishAmerican Hospital) (INS)             5.00         11/15/2031           25,556
    2,000       Series 2006                                              5.00          4/01/2026            2,081
    2,500       Series 2006A                                             5.00          4/01/2031            2,583
             Health Facilities Auth. RB,
    9,885       Series 1985A (Univ. of Chicago)                          5.50          8/01/2020           10,769
    7,000       Series 1998 (Centegra Health Sys.)                       5.25          9/01/2024            7,158
    5,030       Series 2000 (Riverside Health Sys.) (PRE)                6.85         11/15/2029            5,691
             Metropolitan Pier and Exposition Auth. RB,
    8,000       Series 2002A (INS)                                       5.50          6/15/2023            8,688
    5,000       Series 2002B, 5.50%, 6/15/2012 (INS)                     5.50(a)       6/15/2020            4,150
    2,500       Series 2002B, 5.55%, 6/15/2012 (INS)                     5.55(a)       6/15/2021            2,082
   13,850    Quincy Hospital RB, Series 1993                             6.00         11/15/2018           13,868
   23,980    Regional Transportation Auth. GO,
                Series 1999 (INS)                                        5.75          6/01/2020           28,295
   37,550    Regional Transportation Auth. RB,
                Series 2000A (INS)                                       6.50          7/01/2030           50,003
    3,000    Schaumburg GO, Series B (INS)                               5.25         12/01/2034            3,221

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL           MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY            VALUE
-----------------------------------------------------------------------------------------------------------------
  $ 4,555    State Sales Tax RB, FIRST Series 2001                       5.13%         6/15/2019       $    4,810
    4,099    Village of Gilberts Special Service Area
                Number Nine Special Tax Refunding Bonds,
                Series 2005 (Big Timber Project) (INS)                   4.75          3/01/2030            4,160
                                                                                                       ----------
                                                                                                          212,503
                                                                                                       ----------
             INDIANA (2.9%)
             Bond Bank State Revolving Fund RB,
   10,440       Series 2000A (PRE)                                       5.50          8/01/2021           11,233
   11,015       Series 2000A (PRE)                                       5.50          8/01/2022           11,851
             Health and Educational Facility Financing Auth. RB,
   15,780       Series 2006A                                             5.00          2/15/2036           16,231
    7,000       Series 2006A                                             5.00          2/15/2039            7,193
    8,000       Series 2006B                                             5.00          2/15/2033            8,272
    7,500    St. Joseph County Hospital Auth. RB,
                Series 2000 (INS) (PRE)                                  5.63          8/15/2033            8,111
             Transportation Finance Auth. Highway RB,
      805       Series 2000 (PRE)                                        5.38         12/01/2025              862
    4,195       Series 2000                                              5.38         12/01/2025            4,441
                                                                                                       ----------
                                                                                                           68,194
                                                                                                       ----------
             IOWA (0.6%)
             Finance Auth. HealthCare RB,
    1,000       Series 2001 (INS)                                        5.25          5/15/2021            1,051
    3,495       Series 2001 (INS)                                        5.25          5/15/2026            3,645
    5,000       Series 2006 (NBGA)                                       4.75         12/01/2031            5,034
    5,000       Series 2006 (NBGA)                                       5.00         12/01/2039            5,147
                                                                                                       ----------
                                                                                                           14,877
                                                                                                       ----------
             KANSAS (0.4%)
    4,000    Burlington PCRB, Series 2004B (INS)                         4.85          6/01/2031            4,119
    5,000    Wyandotte County Special Obligation RB,
                2nd Lien Series 2005                                     5.00         12/01/2020            5,215
                                                                                                       ----------
                                                                                                            9,334
                                                                                                       ----------
             MAINE (1.3%)
   27,750    State Turnpike Auth. RB, Series 2000 (INS) (PRE)(e)         5.75          7/01/2028           30,095
                                                                                                       ----------
             MASSACHUSETTS (1.1%)
             Development Finance Agency RB,
    2,000       Series 2006A (INS)                                       5.25          3/01/2026            2,116
    2,000       Series A (INS)                                           5.00          9/01/2033            2,101

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL           MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY            VALUE
-----------------------------------------------------------------------------------------------------------------
  $ 5,000    Health and Education Facilities Auth. RB,
                Series 2000A (INS) (PRE)                                 5.88%        10/01/2029       $    5,476
   16,000    Water Resources Auth. RB,
                Series 2000A (INS) (PRE)                                 5.75          8/01/2030           17,357
                                                                                                       ----------
                                                                                                           27,050
                                                                                                       ----------
             MICHIGAN (3.6%)
   49,395    Building Auth. RB, Series 2006-IA (INS)                     5.01(c)      10/15/2030           15,343
             Hospital Finance Auth. RB,
   43,000       Series 1999A (Ascension Hospital) (PRE)                  6.13         11/15/2026           46,587
    5,000       Series 2006A (Henry Ford Health Sys.)                    5.25         11/15/2032            5,323
    7,000       Series 2006A (Henry Ford Health Sys.)                    5.00         11/15/2038            7,241
   10,000    Municipal Auth. Clean Water RB,
                Series 1999 (PRE)                                        5.50         10/01/2021           10,649
                                                                                                       ----------
                                                                                                           85,143
                                                                                                       ----------
             MINNESOTA (0.8%)
    8,000    Higher Education Facilities Auth. RB,
                Series 6-L (acquired 8/28/2006; $8,100)(d),(f)           5.43          8/28/2031            8,239
   10,000    Washington County Housing and
                Redevelopment Auth. RB, Series 1998                      5.50         11/15/2027           10,243
                                                                                                       ----------
                                                                                                           18,482
                                                                                                       ----------
             MISSISSIPPI (0.6%)
             Hospital Equipment and Facilities Auth. RB,
    2,520       Series 2000 (INS)                                        5.50          1/01/2027            2,668
    3,000       Series 2006                                              5.25         12/01/2026            3,169
    2,000       Series 2006                                              5.25         12/01/2031            2,094
    7,500    Warren County Gulf Opportunity Zone RB,
                Series 2006A                                             4.80          8/01/2030            7,518
                                                                                                       ----------
                                                                                                           15,449
                                                                                                       ----------
             MISSOURI (0.1%)
    2,000    Development Finance Board Infrastructure
                Facilities RB, Series A                                  5.00          6/01/2035            2,041
                                                                                                       ----------
             MONTANA (0.3%)
    6,500    Forsyth PCRB, Series 2006 (INS)                             4.65          8/01/2023            6,656
                                                                                                       ----------
             NEBRASKA (0.5%)
             Platte County Hospital Auth. No. 1 RB,
    4,500       Series 2000 (INS)                                        6.10          5/01/2025            4,857
    6,500       Series 2000 (INS)                                        6.15          5/01/2030            7,024
                                                                                                       ----------
                                                                                                           11,881
                                                                                                       ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL           MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY            VALUE
-----------------------------------------------------------------------------------------------------------------
             NEVADA (3.7%)
             Clark County EDC RB,
  $14,650       Series 1999 (PRE)                                        5.50%         5/15/2029       $   15,473
   12,410       Series 2006                                              5.00          5/15/2029           12,895
   21,000    Clark County GO, Series 2000 (INS) (PRE)(e)                 5.50          7/01/2025           22,446
   11,570    Clark County School District GO,
                Series 2001D (INS)                                       5.25          6/15/2019           12,715
             Truckee Meadows Water Auth. RB,
   14,180       Series 2001A (INS)                                       5.13          7/01/2020           14,974
   10,420       Series 2006 (INS)                                        4.88          7/01/2034           10,704
                                                                                                       ----------
                                                                                                           89,207
                                                                                                       ----------
             NEW HAMPSHIRE (0.1%)
    2,915    Health and Education Facilities Auth. RB,
                Series 2004 (INS)                                        5.00         10/01/2024            3,083
                                                                                                       ----------
             NEW JERSEY (3.8%)
             Camden County Improvement Auth. RB,
   15,000       Series 1997 (PRE)                                        6.00          2/15/2027           15,432
    3,000       Series 2004A                                             5.75          2/15/2034            3,224
             EDA RB,
    5,000       Series 2004                                              5.50          6/15/2024            5,256
    6,000       Series 2004                                              5.75          6/15/2029            6,454
    2,500       Series 2004                                              5.50          6/15/2031            2,632
    3,250       Series 2005P                                             5.00          9/01/2030            3,421
   20,000       Series A (INS)                                           5.25          7/01/2031           21,534
    1,250    Health Care Facilities Financing Auth. RB,
                Series 2006A                                             5.13          7/01/2035            1,291
   30,020    Turnpike Auth. RB, Series 2000A (PRE)                       5.50          1/01/2027           31,779
                                                                                                       ----------
                                                                                                           91,023
                                                                                                       ----------
             NEW MEXICO (0.7%)
   12,500    Farmington PCRB, Series 2003                                4.88          4/01/2033           12,747
    4,700    Regents of the Univ. of New Mexico RB,
                Series 2004 (INS)                                        5.00          7/01/2032            4,917
                                                                                                       ----------
                                                                                                           17,664
                                                                                                       ----------
             NEW YORK (12.8%)
             Dormitory Auth. RB,
   21,500       Series 1996B (Mental Health Services)                    6.00          8/15/2016           24,641
    5,010       Series 2000A (Rochester Univ.), 5.95%,
                7/01/2010 (INS) (PRE)                                    5.95(a)       7/01/2020            4,420

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL           MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY            VALUE
-----------------------------------------------------------------------------------------------------------------
  $ 5,690       Series 2000A (Rochester Univ.), 6.00%,
                7/01/2010 (INS) (PRE)                                    6.00%(a)      7/01/2022       $    5,020
    3,210       Series 2000A (Rochester Univ.), 6.05%,
                7/01/2010 (INS) (PRE)                                    6.05(a)       7/01/2024            2,832
    6,310       Series 2000B (State Univ. of New York) (PRE)             5.38          5/15/2018            6,773
    8,655       Series 2000B (State Univ. of New York) (PRE)             5.38          5/15/2019            9,290
    9,120       Series 2000B (State Univ. of New York) (PRE)             5.38          5/15/2020            9,789
    5,600       Series 2005E (Mental Health Services)                    5.00          2/15/2030            5,867
   13,000       Series 2005F (Education)                                 5.00          3/15/2030           13,739
    8,000       Series 2006-1 (Memorial Sloan-Kettering
                Cancer Center)                                           5.00          7/01/2035            8,439
    5,000       Series 2006A (NYU Hospitals Center)(g)                   5.00          7/01/2026            5,114
   10,910    Dutchess County IDA Civic Facility RB,
                Series 2000                                              5.75          8/01/2030           11,690
             Environmental Facilities Corp. RB,
    8,730       Series 2004E                                             5.00          6/15/2034            9,174
    7,445       Series 2006A                                             4.75          6/15/2030            7,687
   10,000    Liberty Development Corp. RB, Series 2005                   5.25         10/01/2035           11,430
    6,870    Long Island Power Auth. RB, Series 2006C                    5.00          9/01/2035            7,179
             MTA RB,
   10,000       Series 2005F                                             5.00         11/15/2030           10,512
   17,700       Series 2006A                                             5.00         11/15/2031           18,656
             New York City GO,
   22,740       Fiscal 2001 Series A (PRE)                               5.75          5/15/2030           24,705
    4,165       Fiscal 2002 Series B                                     5.30         12/01/2018            4,419
   13,065       Series 1997I (PRE)                                       6.25          4/15/2027           13,390
    7,830       Series 2000A (PRE)                                       6.00          5/15/2020            8,564
      970       Series 2000A                                             6.00          5/15/2020            1,050
    5,105       Series 2002G                                             5.88          8/01/2019            5,635
    1,500       Series 2005G                                             5.00         12/01/2026            1,574
    2,750       Series 2005G                                             5.00         12/01/2027            2,884
    2,000       Series 2005G                                             5.00         12/01/2028            2,098
   20,000       Series 2005M                                             5.00          4/01/2030           20,949
             New York City Municipal Water Finance
                Auth. RB,
   11,000       Series 1999A (PRE)                                       5.75          6/15/2030           11,742
    4,975       Series 2000B (PRE)                                       6.00          6/15/2033            5,450
    3,025       Series 2000B                                             6.00          6/15/2033            3,296
   15,000       Series 2006C                                             4.75          6/15/2033           15,369
    6,850    New York City Transit Auth. MTA COP,
                Series 2000A (INS) (PRE)                                 5.88          1/01/2030            7,414

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL           MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY            VALUE
-----------------------------------------------------------------------------------------------------------------
             New York City Transitional Finance Auth. RB,
  $ 1,770       Series 1999C (PRE)                                       5.50%         5/01/2025       $    1,875
    2,215       Series 2005C (PRE)                                       5.50          5/01/2025            2,345
                                                                                                       ----------
                                                                                                          305,011
                                                                                                       ----------
             NORTH CAROLINA (0.3%)
    2,000    Charlotte-Mecklenberg Hospital Auth. RB,
                Series 2005A                                             4.88          1/15/2032            2,048
    4,000    Wake County Industrial Facilities PCRB,
                Series 2002                                              5.38          2/01/2017            4,249
                                                                                                       ----------
                                                                                                            6,297
                                                                                                       ----------
             NORTH DAKOTA (0.3%)
    7,250    Fargo Health System RB,
                Series 2000A (INS)                                       5.63          6/01/2031            7,731
                                                                                                       ----------
             OHIO (0.7%)
    5,000    Air Quality Development Auth. PCRB,
                Series B (INS)                                           4.80          1/01/2034            5,125
    4,640    Higher Education Facility RB,
                Series 2006A (INS)                                       5.00          5/01/2036            4,821
    6,325    Lorain County Health Care Facilities RB,
                Series 1998A                                             5.25          2/01/2021            6,371
                                                                                                       ----------
                                                                                                           16,317
                                                                                                       ----------
             OKLAHOMA (0.9%)
             Norman Regional Hospital Auth. RB,
    9,000       Series 2002 (INS)                                        5.50          9/01/2023            9,730
    2,500       Series 2005                                              5.38          9/01/2029            2,633
    5,400       Series 2005                                              5.38          9/01/2036            5,653
    2,675    Tulsa Industrial Auth. Student Housing RB,
                Series 2006                                              5.00         10/01/2037            2,761
                                                                                                       ----------
                                                                                                           20,777
                                                                                                       ----------
             PENNSYLVANIA (0.1%)
    1,250    Allegheny County IDA Lease RB, Series 2006                  5.13          9/01/2031            1,276
                                                                                                       ----------
             PUERTO RICO (0.1%)
    2,256    Government Development Bank CP                              4.95         10/24/2006            2,256
                                                                                                       ----------
             RHODE ISLAND (1.8%)
             EDC Airport RB,
    5,700       Series 2006 (INS)                                        5.00          7/01/2031            5,980
   12,185       Series 2006 (INS)                                        5.00          7/01/2036           12,724

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL           MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY            VALUE
-----------------------------------------------------------------------------------------------------------------
  $12,755    Health and Educational Building Corp. RB,
                Series 2006A (INS)                                       5.00%         5/15/2032       $   13,430
   10,000    Housing and Mortgage Finance Corp.
                Homeownership Opportunity Bonds,
                Series 51-A                                              4.85          4/01/2033           10,095
      975    Housing and Mortgage Finance Corp. SFH RB,
                Series 15-A                                              6.85         10/01/2024              977
                                                                                                       ----------
                                                                                                           43,206
                                                                                                       ----------
             SOUTH CAROLINA (3.5%)
    2,725    Educational Facilities Auth. RB, Series 2006A               5.00         10/01/2038            2,857
    5,000    Georgetown County Environmental
                Improvement RB, Series 2002A                             5.70          4/01/2014            5,452
             Jobs EDA RB,
    2,300       Series 2001 (Georgetown Memorial
                Hospital) (INS)                                          5.25          2/01/2021            2,422
    3,750       Series 2001 (Georgetown Memorial
                Hospital) (INS)                                          5.38          2/01/2026            3,970
   30,000       Series 2002A (Bon Secours Health System)                 6.00         11/15/2026           32,855
    8,000       Series 2006 (Episcopal Church Home) (INS)                4.60          4/01/2027            8,044
             Lexington County Health Services District,
                Inc. RB,
   12,000       Series 2002                                              5.50         11/01/2023           12,777
    8,000       Series 2002                                              5.75         11/01/2028            8,654
    5,000    Medical Univ. Hospital Auth. RB,
                Series 2004A (INS)                                       5.00          8/15/2031            5,230
                                                                                                       ----------
                                                                                                           82,261
                                                                                                       ----------
             SOUTH DAKOTA (0.1%)
    2,500    Health and Educational Facilities Auth. RB,
                Series 2004A                                             5.25         11/01/2027            2,644
                                                                                                       ----------
             TENNESSEE (1.1%)
             Johnson City Health and Educational
                Facilities Board RB,
    3,000       Series 2006A                                             5.50          7/01/2031            3,204
    5,000       Series 2006A                                             5.50          7/01/2036            5,328
             Shelby County Health Educational &
                Hospital RB,
    5,605       Series 2002 (PRE)                                        6.38          9/01/2019            6,429
    9,395       Series 2002 (PRE)                                        6.38          9/01/2019           10,777
                                                                                                       ----------
                                                                                                           25,738
                                                                                                       ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL           MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY            VALUE
-----------------------------------------------------------------------------------------------------------------
             TEXAS (18.8%)
  $ 5,000    Austin Higher Education Auth. RB, Series 1998               5.25%         8/01/2023       $    5,062
    6,790    Austin Water and Wastewater System RB,
                Series 2005A (INS)                                       5.00          5/15/2031            7,137
   19,500    Bell County Health Facilities Development
                Corp. RB, Series 1989 (ETM)                              6.50          7/01/2019           23,741
   29,670    Dallas ISD GO, Series 2006 (NBGA)                           4.75          8/15/2032           30,386
             Denton ISD GO,
   12,100       Series 2006 (NBGA)                                       5.16(c)       8/15/2028            4,110
   13,885       Series 2006 (NBGA)                                       5.18(c)       8/15/2029            4,449
   11,220       Series 2006 (NBGA)                                       5.20(c)       8/15/2030            3,406
   15,645       Series 2006 (NBGA)                                       5.22(c)       8/15/2031            4,490
             Duncanville ISD GO,
    7,175       Series 2001B (NBGA) (PRE)                                5.63          2/15/2024            7,979
    7,000       Series 2006 (NBGA)                                       4.63          2/15/2029            7,069
   10,420    Edinburg Consolidated ISD GO,
                Series 2000 (NBGA) (PRE)                                 5.50          2/15/2030           11,059
             Fort Bend ISD GO,
    2,890       Series 1999 (NBGA) (PRE)                                 5.38          2/15/2024            3,011
    1,860       Series 1999 (NBGA)                                       5.38          2/15/2024            1,924
             Gainesville ISD GO,
    4,070       Series 2006 (NBGA)                                       5.00          2/15/2029            4,296
    4,465       Series 2006 (NBGA)                                       5.00          2/15/2032            4,695
             Harlandale ISD GO,
    6,975       Series 2005 (NBGA)                                       5.00          8/15/2030            7,334
    5,925       Series 2006 (NBGA)                                       5.00          8/15/2031            6,253
    3,000       Series 2006 (NBGA)                                       4.75          8/15/2036            3,053
   20,000    Houston Utility Systems RB, Series 2005 (INS)               4.75         11/15/2030           20,468
    6,000    Houston Water and Sewer Systems RB,
                Series 2002A (INS) (PRE)                                 5.25         12/01/2023            6,528
             Hutto ISD GO,
    3,870       Series 2006B (NBGA)                                      5.00          8/01/2036            4,031
   16,520       Series 2006B (NBGA)                                      5.00          8/01/2040           17,131
    5,000    Irving ISD GO, Series 2006 (NBGA)                           5.38(c)       2/15/2028            1,701
    3,000    Katy ISD GO, Series 2005A (NBGA)                            5.00          2/15/2032            3,141
   12,700    Lower Colorado River Auth. RB,
                Series 2003B (INS)                                       5.00          5/15/2031           13,156
    4,500    Mesquite Health Facilities Development Corp.
               RB, Series 2005 (Christian Care Centers, Inc.)            5.63          2/15/2035            4,713
             Midlothian Development Auth. Tax Increment
                Contract RB,
    7,355       Series 1999                                              6.70         11/15/2023            7,642
   12,885       Series 2001                                              7.88         11/15/2021           14,307

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL           MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY            VALUE
-----------------------------------------------------------------------------------------------------------------
  $ 9,175    Midlothian ISD GO, Series 2004 (NBGA)                       5.00%         2/15/2034       $    9,456
   11,500    North Central Health Facilities Development
                Corp. RB, Series 2002 (INS)                              5.25          8/15/2022           12,240
    6,780    Northside ISD GO, Series 2001 (NBGA)                        5.13          2/15/2022            7,117
    6,320    Plano ISD GO, Series 2006 (NBGA)                            4.75          2/15/2031            6,456
   13,500    Port of Corpus Christi IDC PCRB, Series 1997A               5.45          4/01/2027           13,723
    5,815    Sabine River Auth. PCRB, Series B                           6.15          8/01/2022            6,322
    8,010    South San Antonio ISD GO, Series 2004 (NBGA)                5.00          8/15/2029            8,352
             Spring Branch ISD GO,
    3,195       Series 2001 (NBGA)                                       5.13          2/01/2019            3,361
   10,160       Series 2001 (NBGA)                                       5.13          2/01/2022           10,660
             Tarrant County Cultural Education Facilities
                Finance Corp. RB,
    1,100       Series 2006A                                             6.00         11/15/2026            1,177
    4,000       Series 2006A                                             6.00         11/15/2036            4,220
   10,000    Transportation Commission GO, Series 2006                   5.00          4/01/2035           10,514
    6,420    Travis County Health Facilities Development
               Corp. RB, Series 1999A (INS) (PRE)                        5.88         11/15/2024            6,904
             Tyler Health Facilities Development Corp.
                Hospital RB,
    3,700       Series 1993A (East Texas Medical Center)                 6.75         11/01/2025            3,738
   10,300       Series 1993B (East Texas Medical Center)                 6.75         11/01/2025           10,307
    7,350       Series 2001 (Mother Frances Hospital)                    6.00          7/01/2027            7,878
    4,595       Series 2003 (Mother Frances Hospital)                    5.75          7/01/2027            4,897
    8,585       Series 2003 (Mother Frances Hospital)                    5.75          7/01/2033            9,098
   19,985    Univ. of Texas Board of Regents RB,
                Series 2002B (PRE)                                       5.25          7/01/2019           21,585
   23,985    Veterans' Land Board RB, Series 2002(e)                     6.25          8/01/2035           26,558
    7,500    Water Development Board Senior Lien RB,
                Series 1997B                                             5.00          7/15/2019            7,645
    7,420    Weatherford ISD GO, Series 2001 (NBGA)                      5.45          2/15/2030            8,006
    6,360    West Harris County Regional Water Auth. RB,
                Series 2006 (INS)                                        4.70         12/15/2030            6,474
    6,755    White Settlement ISD GO, Series 2006 (NBGA)                 4.75          8/15/2030            6,899
    3,000    Wichita Falls Water and Sewer Systems RB,
                Series 2001 (INS)                                        5.38          8/01/2024            3,200
                                                                                                       ----------
                                                                                                          449,059
                                                                                                       ----------
             UTAH (0.3%)
    7,150    Nebo School District GO,
              Series 2000 (NBGA) (PRE)                                   5.50          7/01/2020            7,642
                                                                                                       ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL           MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY            VALUE
-----------------------------------------------------------------------------------------------------------------
             VIRGINIA (1.6%)
             College Building Auth. Educational Facilities RB,
  $11,280       Series 2006                                              5.00%         6/01/2026       $   11,677
    5,000       Series 2006                                              5.00          6/01/2029            5,156
    3,000       Series 2006                                              5.00          6/01/2036            3,068
    3,000    Farms of New Kent Community Development
                Auth. Special Assessment Bonds,
                Series 2006B                                             5.45          3/01/2036            3,017
    7,890    Henrico County Water and Sewer System RB,
                Series 2006A                                             5.00          5/01/2036            8,368
    6,560    Stafford County IDA RB, Series 2006 (INS)                   5.00          8/01/2026            7,037
                                                                                                       ----------
                                                                                                           38,323
                                                                                                       ----------
             WASHINGTON (2.0%)
    1,825    Grant County Public Utility District No. 2 RB,
                Series 2005A (INS)                                       5.00          1/01/2029            1,917
             Health Care Facilities Auth. RB,
    7,665       Series 2001A (INS)                                       5.25         10/01/2021            8,078
   20,000       Series 2006A (INS)                                       5.00         10/01/2036           20,955
    5,000    Housing Finance Commission RB,
                Series 1999 (INS)                                        6.00          7/01/2029            5,318
    9,830    Snohomish County GO, Series 2001 (INS)                      5.13         12/01/2021           10,424
                                                                                                       ----------
                                                                                                           46,692
                                                                                                       ----------
             WEST VIRGINIA (0.6%)
             Water Development Auth. RB,
    3,340       Series C-II                                              5.00         11/01/2036            3,521
    5,240       Series C-II                                              5.00         11/01/2039            5,511
             West Virginia Univ. Board of Governors RB,
    2,500       Series 2004C (INS)                                       5.00         10/01/2027            2,644
    2,500       Series 2004C (INS)                                       5.00         10/01/2028            2,639
                                                                                                       ----------
                                                                                                           14,315
                                                                                                       ----------
             WISCONSIN (0.9%)
             Health and Educational Facilities Auth. RB,
    6,615       Series 2001 (PRE)                                        5.38         10/01/2021            7,183
      635       Series 2001                                              5.38         10/01/2021              684
    5,350       Series 2006A                                             5.38          2/15/2034            5,644
    8,000    Univ. of Wisconsin Hospitals and Clinics
                Auth. RB, Series 2000 (INS) (PRE)                        6.20          4/01/2029            8,754
                                                                                                       ----------
                                                                                                           22,265
                                                                                                       ----------
             Total Fixed-Rate Instruments (cost: $2,186,696)                                            2,327,244
                                                                                                       ----------

30

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL           MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY            VALUE
-----------------------------------------------------------------------------------------------------------------
             PUT BONDS (0.4%)

             MICHIGAN (0.2%)
  $ 5,500    Strategic Fund PCRB, Series 1995CC (INS)                    4.85%         9/01/2030       $    5,746
                                                                                                       ----------
             MONTANA (0.2%)
    5,000    Forsyth PCRB, Series 1999A (INS)                            5.00         10/01/2032            5,131
                                                                                                       ----------
             Total Put Bonds (cost: $10,500)                                                               10,877
                                                                                                       ----------
             VARIABLE-RATE DEMAND NOTES (1.3%)

             ALABAMA (0.1%)
    3,450    McIntosh IDRB, Series 1998D                                 4.16          7/01/2028            3,450
                                                                                                       ----------
             CALIFORNIA (0.1%)
    1,300    Statewide Communities Development Auth. RB,
                Series 2001A (LOC - U.S. Bank, N.A.)                     3.67         10/01/2031            1,300
                                                                                                       ----------
             COLORADO (0.4%)
    5,900    Crystal Valley Metropolitan District No. 1 RB,
                Series 2004 (LOC - Wells Fargo Bank, N.A.)               3.74         10/01/2034            5,900
    3,600    Educational and Cultural Facilities Auth. RB,
                Series 2005 (LOC - Wells Fargo Bank, N.A.)               3.74          7/01/2030            3,600
                                                                                                       ----------
                                                                                                            9,500
                                                                                                       ----------
             FLORIDA (0.0%)(b)
      200    Hillsborough County IDA RB, Series 2006
                (LOC - Wells Fargo Bank, N.A.)                           3.74          6/01/2031              200
                                                                                                       ----------
             IOWA (0.0%)(b)
      200    Finance Auth. RB, Series 1985A (NBGA)                       3.81         11/01/2015              200
                                                                                                       ----------
             LOUISIANA (0.3%)
    7,425    Public Facilities Auth. RB, Series 2001B
                (LOC - Capital One, N.A.)                                4.24          7/01/2023            7,425
                                                                                                       ----------
             MICHIGAN (0.2%)
    3,980    Macomb County Hospital Finance Auth. RB,
                Series 2003A-2 (LOC - Comerica Bank, N.A.)               3.85         10/01/2020            3,980
                                                                                                       ----------
             MINNESOTA (0.0%)(b)
      300    St. Paul Housing and Redevelopment Auth. RB,
                Series 2001 (LOC - Allied Irish Banks plc)               3.76          2/01/2026              300
                                                                                                       ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL           MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY            VALUE
-----------------------------------------------------------------------------------------------------------------
             UTAH (0.1%)
  $ 1,200    Jordanelle Special Service District Bonds,
                Series 2005 (LOC - Wells Fargo Bank, N.A.)               3.74%         9/01/2025       $    1,200
                                                                                                       ----------
             WYOMING (0.1%)
    2,600    Sweetwater County PCRB, Series 1996C                        3.82          7/15/2026            2,600
                                                                                                       ----------
             Total Variable-Rate Demand Notes (cost: $30,155)                                              30,155
                                                                                                       ----------

             TOTAL INVESTMENTS (COST: $2,227,351)                                                      $2,368,276
                                                                                                       ==========

32

 N O T E S
==========----------------------------------------------------------------------
            to Portfolio of INVESTMENTS

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

         (b) Represents less than 0.1% of net assets.

         (c) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         (d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (e) At September 30, 2006, portions of these securities were segregated to cover when-issued purchases.

 N O T E S
==========----------------------------------------------------------------------
            to Portfolio of INVESTMENTS
            (continued)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

         (f) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at September 30, 2006, was $8,239,000, which represented 0.3% of the Fund's net assets.

         (g) At September 30, 2006, the aggregate market value of securities purchased on a when-issued basis was $5,114,000.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

ASSETS
   Investments in securities, at market value
      (identified cost of $2,227,351)                                            $2,368,276
   Cash                                                                                  36
   Receivables:
      Capital shares sold                                                               952
      Interest                                                                       31,083
                                                                                 ----------
         Total assets                                                             2,400,347
                                                                                 ----------
LIABILITIES
   Payables:
      Securities purchased                                                           11,016
      Capital shares redeemed                                                           854
      Dividends on capital shares                                                     2,363
   Accrued management fees                                                              641
   Accrued transfer agent's fees                                                          5
   Other accrued expenses and payables                                                   69
                                                                                 ----------
         Total liabilities                                                           14,948
                                                                                 ----------
            Net assets applicable to capital shares outstanding                  $2,385,399
                                                                                 ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                               $2,222,528
   Overdistribution of net investment income                                             (2)
   Accumulated net realized gain on investments                                      21,948
   Net unrealized appreciation of investments                                       140,925
                                                                                 ----------
            Net assets applicable to capital shares outstanding                  $2,385,399
                                                                                 ==========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                                  169,371
                                                                                 ==========
   Net asset value, redemption price, and offering price per share               $    14.08
                                                                                 ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2006 (UNAUDITED)

INVESTMENT INCOME
   Interest                                                           $59,221
                                                                      -------
EXPENSES
   Management fees                                                      3,850
   Administration and servicing fees                                    1,775
   Transfer agent's fees                                                  496
   Custody and accounting fees                                            171
   Postage                                                                 70
   Shareholder reporting fees                                              29
   Trustees' fees                                                           6
   Registration fees                                                       42
   Professional fees                                                       46
   Other                                                                   30
                                                                      -------
      Total expenses                                                    6,515
   Expenses paid indirectly                                               (24)
                                                                      -------
      Net expenses                                                      6,491
                                                                      -------
NET INVESTMENT INCOME                                                  52,730
                                                                      -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on:
      Unaffiliated transactions                                        10,178
      Affiliated transactions (Note 7)                                   (189)
   Change in net unrealized appreciation/depreciation                  14,228
                                                                      -------
         Net realized and unrealized gain                              24,217
                                                                      -------
   Increase in net assets resulting from operations                   $76,947
                                                                      =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2006 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2006

                                                                  9/30/2006            3/31/2006
                                                                 -------------------------------
FROM OPERATIONS
   Net investment income                                         $   52,730           $  103,711
   Net realized gain on investments                                   9,989               15,693
   Change in unrealized appreciation/depreciation
      of investments                                                 14,228              (23,199)
                                                                 -------------------------------
      Increase in net assets resulting from operations               76,947               96,205
                                                                 -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                            (52,732)            (103,720)
   Net realized gains                                                     -               (5,443)
                                                                 -------------------------------
      Distributions to shareholders                                 (52,732)            (109,163)
                                                                 -------------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                         89,444              240,774
   Reinvested dividends                                              37,805               77,367
   Cost of shares redeemed                                         (148,958)            (222,538)
                                                                 -------------------------------
      Increase (decrease) in net assets from
         capital share transactions                                 (21,709)              95,603
   Capital contribution from USAA Transfer
      Agency Company                                                      -                    2
                                                                 -------------------------------
   Net increase in net assets                                         2,506               82,647

NET ASSETS
   Beginning of period                                            2,382,893            2,300,246
                                                                 -------------------------------
   End of period                                                 $2,385,399           $2,382,893
                                                                 ===============================
Overdistribution of net investment income
   End of period                                                 $       (2)          $        -
                                                                 ===============================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                        6,437               17,042
   Shares issued for dividends reinvested                             2,718                5,478
   Shares redeemed                                                  (10,721)             (15,771)
                                                                 -------------------------------
      Increase (decrease) in shares outstanding                      (1,566)               6,749
                                                                 ===============================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Mutual Funds Trust (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA Tax Exempt Long-Term Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              2. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

              3. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

                 valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value
                 (NAV) to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

           D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of September 30, 2006, net outstanding delayed-delivery commitments, including interest purchased, for the Fund were $5,116,000, all of which were when-issued securities.

           E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended September 30, 2006, these custodian and other bank credits reduced the Fund's expenses by $24,000.

           F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

           G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended September 30, 2006, the Fund paid CAPCO facility fees of $3,000, which represents 7.0% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2006.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2007, in accordance with applicable tax law.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2006, were $517,175,000 and $538,956,000, respectively.

         As of September 30, 2006, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of September 30, 2006, were $140,927,000 and $2,000, respectively, resulting in net unrealized appreciation of $140,925,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper General Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper General Municipal Debt Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets for the fiscal year.

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%
+/- 0.51% to 1.00%                       +/- 0.05%
+/- 1.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper General Municipal Debt Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the six-month period ended September 30, 2006, the Fund incurred total management fees, paid or payable to the Manager, of $3,850,000, which included a performance adjustment of $537,000 that increased the base management fee of 0.28% by 0.05%.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

           B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended September 30, 2006, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $1,775,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended September 30, 2006, the Fund reimbursed the Manager $30,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended September 30, 2006, the Fund incurred transfer agent's fees, paid or payable to SAS, of $496,000.

           D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the six-month period ended September 30, 2006, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred.

                                                                                   COST TO          NET REALIZED
          SELLER                                 PURCHASER                        PURCHASER        LOSS TO SELLER
-----------------------------------------------------------------------------------------------------------------
USAA Tax Exempt Long-Term Fund           USAA California Bond Fund                $5,764,000         $ (91,000)
USAA Tax Exempt Long-Term Fund           USAA Florida Tax-Free Income Fund         2,042,000           (40,000)
USAA Tax Exempt Long-Term Fund           USAA Virginia Bond Fund                   6,467,000           (58,000)
USAA Virginia Bond Fund                  USAA Tax Exempt Long-Term Fund            7,571,000          (194,000)
USAA Florida Tax-Free Income Fund        USAA Tax Exempt Long-Term Fund            4,149,000           (91,000)

(8) NEW ACCOUNTING PRONOUNCEMENT
--------------------------------------------------------------------------------

         On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

         Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. At this time, the Manager has not determined the effect, if any, that the adoption of FIN 48 will have on the Fund's financial statements.

46

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                         SIX-MONTH
                                        PERIOD ENDED
                                        SEPTEMBER 30,                               YEAR ENDED MARCH 31,
                                       ------------------------------------------------------------------------------------------
                                             2006            2006            2005            2004            2003            2002
                                       ------------------------------------------------------------------------------------------
Net asset value at
    beginning of period                $    13.94      $    14.01      $    14.13      $    13.83      $    13.11      $    13.41
                                       ------------------------------------------------------------------------------------------
Income (loss) from investment operations:
    Net investment income                     .31             .62             .63             .65             .66             .70
    Net realized and unrealized
        gain (loss)                           .14            (.04)           (.12)            .30             .72            (.30)
                                       ------------------------------------------------------------------------------------------
Total from investment operations              .45             .58             .51             .95            1.38             .40
                                       ------------------------------------------------------------------------------------------
Less distributions:
    From net investment income               (.31)           (.62)           (.63)           (.65)           (.66)           (.70)
    From realized capital gains                 -            (.03)              -               -               -               -
                                       ------------------------------------------------------------------------------------------
    Total distributions                      (.31)           (.65)           (.63)           (.65)           (.66)           (.70)
                                       ------------------------------------------------------------------------------------------
Net asset value at end of period       $    14.08      $    13.94      $    14.01      $    14.13      $    13.83      $    13.11
                                       ==========================================================================================
Total return (%)*                            3.28            4.18            3.70            7.01           10.76            3.03
Net assets at end of period (000)      $2,385,399      $2,382,893      $2,300,246      $2,273,109      $2,246,088      $2,092,574
Ratio of expenses to average
    net assets (%)**(b)                       .55(a)          .55             .56             .56             .54             .46
Ratio of net investment income to
    average net assets (%)**                 4.45(a)         4.38            4.50            4.63            4.90            5.25
Portfolio turnover (%)                      22.30           25.98           17.02           22.81           29.11           39.84

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the six-month period ended September 30, 2006, average net assets were $2,360,803,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                             (.00%)(+)       (.00%)(+)       (.00%)(+)       (.00%)(+)       (.00%)(+)       (.01%)
    (+) Represents less than 0.01% of average net assets.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2006, through September 30, 2006.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

48

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                 EXPENSES PAID
                                     BEGINNING              ENDING               DURING PERIOD*
                                   ACCOUNT VALUE         ACCOUNT VALUE           APRIL 1, 2006 -
                                   APRIL 1, 2006       SEPTEMBER 30, 2006      SEPTEMBER 30, 2006
                                   --------------------------------------------------------------
Actual                               $1,000.00             $1,032.80                  $2.80
Hypothetical
   (5% return before expenses)        1,000.00              1,022.31                   2.79

         *Expenses are equal to the Fund's annualized expense ratio of 0.55%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 3.28% for the six-month period of April 1, 2006, through September 30, 2006.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

         At a meeting of the Board of Trustees held on April 19, 2006, the Board, including the Trustees who are not "interested persons" of the Company (the "Independent Trustees"), approved the Investment Advisory Agreement between the Company and the Manager with respect to the Fund.

         In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed Investment Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the Investment Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed Investment Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board of Trustees of the Company receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the Investment Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted

50

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

         that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement included information previously received at such meetings.

         After full consideration of a variety of factors, the Board of Trustees, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Trustees reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Company.

         The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

         of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes

52

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

         advisory and administrative services and the effects of any performance adjustment - was above the median of its expense group and expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group and expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services provided by the Manager. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee.

         In considering the Fund's performance, the Board of Trustees noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the approval of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance exceeded the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2005. The Board also noted that the Fund's percentile performance ranking was in the top 30% of its performance universe for the one- and three-year periods ended December 31, 2005.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

         from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Company, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale that the Manager may experience as a result of growth in the Fund's assets. The Board noted that the Fund's contractual management fee is below or comparable to the asset-weighted average of funds at all asset levels in its peer group as set forth in the report prepared by the independent third party. The Board also took into account management's discussion of the current advisory fee structure. The Board determined that the current investment management fee structure was reasonable.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives

54

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

         and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of the services provided by the Manager.

         Based on its conclusions, the Board determined that approval of the Investment Advisory Agreement would be in the interests of the Fund and its shareholders.

 N O T E S
==========----------------------------------------------------------------------

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56

 N O T E S
==========----------------------------------------------------------------------

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

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

                   CUSTODIAN    State Street Bank and Trust Company
              AND ACCOUNTING    P.O. Box 1713
                       AGENT    Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                        Recycled
                                                                           Paper

-------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

39596-1106                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended September 30, 2006

By:*     EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    November 20, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    November 17, 2006
         ------------------------------


By:*     DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    November 17, 2006
         ------------------------------


*Print the name and title of each signing officer under his or her signature.